April 25, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Cowan
Document Control – EDGAR
RE:	Ameriprise Certificate Company
Ameriprise Step-Up Rate Certificate
Post-Effective Amendment No. 4
File No. 333-200195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Step-Up Rate Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 4 (Amendment). This Amendment was filed electronically on April 18, 2019.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Megan E. Garcy
Megan E. Garcy
Counsel
Ameriprise Financial, Inc.